Production costs - Summary of Product Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Labour	$ 126,527	$ 116,653
Fuel	18,892	16,464
Reagents	42,473	53,399
Electricity	22,214	17,904
Mining contractors	46,403	38,240
Operating and maintenance supplies and services	77,033	78,062
Site general and administrative costs	53,358	46,588
Royalties, production taxes and selling expenses	62,848	77,873
Production costs	$ 449,748	$ 445,183